UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
           ----------
     This Amendment (Check only one.):    [   ] is a restatement.
    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Artis Capital Management, L.P.
               --------------------------------
Address:       One Market Plaza
               --------------------------------
               Steuart Street Tower, Suite 2700
               --------------------------------
               San Francisco, CA 94105
               --------------------------------

Form 13F File Number:  028-10673
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Robert Riemer
                ----------------------------------------------------
Title:          Chief Financial Officer and Chief Compliance Officer
                ----------------------------------------------------
Phone:          415-344-6200
                ----------------------------------------------------

Signature, Place, and Date of Signing:

                    San Francisco, CA      February 14, 2012
                    -----------------     ------------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ---------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     104
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Form 13F Information Table Value Total:     $1,030,597
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      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

                                                     ARTIS CAPITAL MANAGEMENT, LP
                                          FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2011

                                                                                                                VOTING AUTHORITY
                                                                VALUE X   SHARES/   SH/ PUT/  INVSTMT  OTHER ----------------------
NAME OF ISSUER                      TITLE OF CLASS   CUSIP      ($1000)   PRN AMT   PRN CALL  DISCRETN MGRS  SOLE       SHARED NONE
----------------------------------  --------------   -----      ------    -------   --- ----  -------- ----  ----       ------ ----
Accuride Corp                       COM NEW          00439T206    2,008     282,000  Sh        sole             282,000     0     0
Acme Packet Inc                     COM              004764106   39,610   1,281,460  Sh        sole           1,281,460     0     0
Alpha & Omega Semiconductor Lt      SHS              G6331P104    5,839     798,708  Sh        sole             798,708     0     0
American Apparel Inc                COM               23850100    1,609   2,234,459  Sh        sole           2,234,459     0     0
Amyris Inc                          COM              03236M101   70,767   6,132,341  Sh        sole           6,132,341     0     0
API Technologies Corp               COM NEW          00187E203       49      15,300  Sh        sole              15,300     0     0
Apple Inc                           COM              037833100   91,805     226,680  Sh        sole             226,680     0     0
Applied Energetics Inc              COM              03819M106      258   3,528,145  Sh        sole           3,528,145     0     0
Applied Micro Circuits Corp         COM NEW          03822W406   22,724   3,381,592  Sh        sole           3,381,592     0     0
Autobytel Inc                       COM              05275N106      514     734,650  Sh        sole             734,650     0     0
Aviat Networks Inc                  COM              05366Y102      115      63,000  Sh        sole              63,000     0     0
Axcelis Technologies Inc            COM              054540109    3,619   2,721,000  Sh        sole           2,721,000     0     0
BancTrust Financial Group Inc       COM              05978R107       44      35,800  Sh        sole              35,800     0     0
Beasley Broadcasting Group Inc      CLA A            074014101      104      33,161  Sh        sole              33,161     0     0
Central European Distribution Corp  COM              153435102    8,451   1,931,724  Sh        sole           1,931,724     0     0
Cenveo Inc                          COM              15670S105    1,051     309,000  Sh        sole             309,000     0     0
Charles & Colvard Ltd               COM              159765106    6,742   2,623,516  Sh        sole           2,623,516     0     0
Checkpoint Systems Inc              COM              162825103    1,530     139,894  Sh        sole             139,894     0     0
China Medical Technologies Inc      SPONSORED ADR    169483104       30      10,500  Sh        sole              10,500     0     0
China Ming Yang Wind Power Gro      SPONSORED ADR    16951C108    2,327   1,025,325  Sh        sole           1,025,325     0     0
China Xiniya Fashion Ltd            SPONSORED ADR    16950W105    1,319     664,091  Sh        sole             664,091     0     0
Ciena Corp                          COM NEW          171779309   33,592   2,776,198  Sh        sole           2,776,198     0     0
Cirrus Logic Inc                    COM              172755100      626      39,520  Sh        sole              39,520     0     0
Cleantech Solutions INTL INC        COM              18451N105       11      35,000  Sh        sole              35,000     0     0
Cogo Group Inc                      ORD SHS          G22538105      779     432,900  Sh        sole             432,900     0     0
Comverge Inc                        COM              205859101    2,400   1,904,605  Sh        sole           1,904,605     0     0
Comverse Technology Inc             COM PAR $0.10    205862402  101,028  14,727,053  Sh        sole           4,727,053     0     0
Craft Brew Alliance Inc             COM              224122101    1,158     192,295  Sh        sole             192,295     0     0
Cybex International Inc             COM              23252E106      103     244,942  Sh        sole             244,942     0     0
DELIA'S INC NEW                     COM              246911101      569     557,806  Sh        sole             557,806     0     0
Edgewater Technology Inc            COM              280358102      206      74,700  Sh        sole              74,700     0     0
Elster Group SE                     SPONSORED ADR    290348101      270      20,779  Sh        sole              20,779     0     0
Emulex Corp                         COM NEW          292475209   55,964   8,158,045  Sh        sole           8,158,045     0     0
Entertainment Gaming Asia Inc       COM              29383V107      636   2,825,700  Sh        sole           2,825,700     0     0
Escalade Inc                        COM              296056104      267      60,357  Sh        sole              60,357     0     0
Federal Signal Corp                 COM              313855108    3,656     880,980  Sh        sole             880,980     0     0
FelCor Lodging Trust Inc            COM              31430F101    2,710     888,500  Sh        sole             888,500     0     0
Furniture Brands International      COM              360921100      779     633,575  Sh        sole             633,575     0     0
Geeknet Inc                         COM NEW          36846Q203      627      36,783  Sh        sole              36,783     0     0
General Moly Inc                    COM              370373102    3,005     972,406  Sh        sole             972,406     0     0
Gevo Inc                            COM              374396109    4,111     653,569  Sh        sole             653,569     0     0
Globalscape Inc                     COM              37940G109      386     242,600  Sh        sole             242,600     0     0
Graymark Healthcare Inc             COM PAR $.0001   389465303      169     366,305  Sh        sole             366,305     0     0
Grubb & Ellis Co                    COM PAR $0.01    400095204       19     149,625  Sh        sole             149,625     0     0
Harris Interactive Inc              COM              414549105       35      60,167  Sh        sole              60,167     0     0
Heelys Inc                          COM              42279M107    1,058     571,778  Sh        sole             571,778     0     0
ID Systems Inc                      COM              449489103    8,999   1,902,634  Sh        sole           1,902,634     0     0
Ikanos Communications Inc           COM              45173E105      264     325,800  Sh        sole             325,800     0     0
Innovative Solutions & Support      COM              45769N105       45      13,200  Sh        sole              13,200     0     0
KiOR Inc                            CL A             497217109  142,695  14,017,175  Sh        sole          14,017,175     0     0
K-Swiss Inc                         CL A             482686102      685     234,657  Sh        sole             234,657     0     0
Lacrosse Footwear Inc               COM              505688101    1,425     112,925  Sh        sole             112,925     0     0
LUCENT TECHNOLGIES INC              DBCV 2.875% 6/1  549463AH0    1,315   1,500,000  Sh        sole           1,500,000     0     0
Magnetek Inc                        COM NEW          559424403      190      22,069  Sh        sole              22,069     0     0
Maiden Holdings Ltd                 SHS              G5753U112    3,346     381,909  Sh        sole             381,909     0     0
Marvell Technology Group Ltd        ORD SHS          G5876H105   96,329   6,955,135  Sh        sole           6,955,135     0     0
MBT Financial Corp                  COM              578877102      488     435,735  Sh        sole             435,735     0     0
MEMC Electronic Materials Inc       COM              552715104    2,583     655,695  Sh        sole             655,695     0     0
MGIC Investment Corp                COM              552848103    8,186   2,194,535  Sh        sole           2,194,535     0     0
MoSys Inc                           COM              619718109   23,364   5,562,846  Sh        sole           5,562,846     0     0
NeoPhotonics Corp                   COM              64051T100    2,150     469,500  Sh        sole             469,500     0     0
NetSol Technologies Inc             COM NEW          64115A204       34      82,400  Sh        sole              82,400     0     0
NVIDIA Corp                         COM              67066G104    1,067      76,965  Sh        sole              76,965     0     0
Old Republic IntLCorP               COM              680223104      430      46,400  Sh        sole              46,400     0     0
Orion Marine Group Inc              COM              68628V308    1,732     260,480  Sh        sole             260,480     0     0
Overseas Shipholding Group Inc      COM              690368105    3,014     275,800  Sh        sole             275,800     0     0
Pixelworks Inc                      COM NEW          72581M305    1,435     592,969  Sh        sole             592,969     0     0
Plug Power Inc                      COM NEW          72919P202       84      41,399  Sh        sole              41,399     0     0
PLX Technology Inc                  COM              693417107   13,232   4,610,569  Sh        sole           4,610,569     0     0
Power REIT                          COM              73933H101      271      24,900  Sh        sole              24,900     0     0
Powerwave Technologies Inc          COM NEW          739363307   12,229   5,879,504  Sh        sole           5,879,504     0     0
POWER WAVE TECHNOLOGIES INC         NOTE 1.875%10/0  739363AF6    3,002   6,800,000  Sh        sole           6,800,000     0     0
QUALCOMM Inc                        COM              747525103   25,918     473,815  Sh        sole             473,815     0     0
Quantum Corp                        COM DSSG         747906204      138      57,700  Sh        sole              57,700     0     0
Reddy Ice Holdings Inc              COM              75734R105       18      76,100  Sh        sole              76,100     0     0
Research Frontiers Inc              COM              760911107       93      27,523  Sh        sole              27,523     0     0
Riverbed Technology Inc             COM              768573107      993      42,255  Sh        sole              42,255     0     0
Rubicon Technology Inc              COM              78112T107    2,725     290,155  Sh        sole             290,155     0     0
SANFILIPPO JOHN B & SON INC         COM              800422107      175      23,175  Sh        sole              23,175     0     0
Sigma Designs Inc                   COM              826565103    8,314   1,385,639  Sh        sole           1,385,639     0     0
Skilled Healthcare Group Inc        CL A             83066R107    3,178     582,000  Sh        sole             582,000     0     0
Sonus Networks Inc                  COM              835916107   65,242  27,184,276  Sh        sole          27,184,276     0     0
Soundbite Communications Inc        COM              836091108      124      55,000  Sh        sole              55,000     0     0
Spartech Corp                       COM NEW          847220209      317      67,000  Sh        sole              67,000     0     0
STEC Inc                            COM              784774101   26,750   3,114,099  Sh        sole           3,114,099     0     0
Stereotaxis Inc                     COM              85916J102       66      80,000  Sh        sole              80,000     0     0
Sun Bancorp Inc                     COM              86663B102      522     215,737  Sh        sole             215,737     0     0
SunPower Corp                       COM              867652406    1,404     225,316  Sh        sole             225,316     0     0
Tandy Brands Accessories Inc        COM              875378101      220     224,094  Sh        sole             224,094     0     0
TBS International PLC               CL A SHS         G8657Q104      273   1,805,631  Sh        sole           1,805,631     0     0
TIBCO Software Inc                  COM              88632Q103    1,186      49,590  Sh        sole              49,590     0     0
Tier Technologies Inc.              COM              88650Q100    1,911     438,405  Sh        sole             438,405     0     0
TiVo Inc                            COM              888706108   54,785   6,107,588  Sh        sole           6,107,588     0     0
Transwitch Corp                     COM NEW          894065309    1,637     511,450  Sh        sole             511,450     0     0
TriQuint Semiconductor Inc          COM              89674K103    1,568     321,900  Sh        sole             321,900     0     0
Ultralife Corp                      COM              903899102    4,248   1,056,628  Sh        sole           1,056,628     0     0
Unifi Inc                           COM NEW          904677200      176      23,176  Sh        sole              23,176     0     0
USA Mobility Inc                    COM              90341G103    6,596     475,579  Sh        sole             475,579     0     0
UTStarcom Holdings Corp             USD ORD SHS      G9310A106   13,711   9,935,518  Sh        sole           9,935,518     0     0
Velti PLC ST HELIER                 SHS              G93285107      638      93,800  Sh        sole              93,800     0     0
Vestin Realty Mortgage II Inc       COM NEW          92549X201       35      29,570  Sh        sole              29,570     0     0
Vitesse Semiconductor Corp          COM NEW          928497304    2,194     881,287  Sh        sole             881,287     0     0
WebMediaBrands Inc                  COM              94770W100      154     323,850  Sh        sole             323,850     0     0
Zhone Technologies Inc              COM NEW          98950P884    2,015   2,272,142  Sh        sole           2,272,142     0     0